As filed with the Securities and Exchange Commission on July 17, 2015

1933 Act Registration No. 33-72424
1940 Act Registration No. 811-8194

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	x
Pre-Effective Amendment No.
Post-Effective Amendment No. 151	x

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	x
Amendment No. 152	x

(Check appropriate box or boxes.)

FINANCIAL INVESTORS TRUST
(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100
Denver, CO 80203
(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

David T. Buhler, Esq., Secretary
Financial Investors Trust
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and Address of Agent of Service)

Copy to:

Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP
1550 17th Street, Suite 500
Denver, CO 80202

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

x	immediately upon filing pursuant to paragraph (b)
on (date), pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (1)
on (date), pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a) (2)
on (date), pursuant to paragraph (a) (2)

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 151 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on July 17, 2015.

FINANCIAL INVESTORS TRUST (Registrant)

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Edmund J. Burke
Edmund J. Burke	President, Trustee and Chairman	July 17, 2015

/s/ John R. Moran, Jr.
John R. Moran, Jr.*	Trustee	July 17, 2015

/s/ Jeremy W. Deems
Jeremy W. Deems*	Trustee	July 17, 2015

/s/ Mary K. Anstine
Mary K. Anstine*	Trustee	July 17, 2015

/s/ Jerry G. Rutledge
Jerry G. Rutledge*	Trustee	July 17, 2015

/s/ Michael “Ross” Shell
Michael “Ross” Shell*	Trustee	July 17, 2015

/s/ Kimberly R. Storms
Kimberly R. Storms	Treasurer	July 17, 2015

*	Signature affixed by David T. Buhler pursuant to a power of attorney dated September 11, 2012, filed as Exhibit (q)(1) of Post-Effective Amendment No. 102 to Registrant’s Registration Statement filed on October 5, 2012, SEC Accession No. 0001193125-12-416744.

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase